Dreyfus Investment Funds

- Dreyfus/Newton International Equity Fund (“D/NIEF”)

Incorporated herein by reference is a revised version of the prospectus for D/NIEF filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on March 7, 2012 (SEC Accession No. 0001423799-12-000013).

EXHIBIT INDEX

Exhibit – 101.SCH       Taxonomy

Exhibit – 101.INS        Instance Document

Exhibit – 101.CAL      Calculation Linkbase

Exhibit – 101.PRE       Presentation Linkbase

Exhibit – 101.DEF       Definition Linkbase

Exhibit – 101.LAB      Label Linkbase